ACQUIRED INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired intangible assets, net [Line Items]
Impairment loss from continuing operations	$ 1,925	$ 208
Impairment loss from discontinued operations	13,536
Impairment of intangible assets, continuing operations	714	208
Restructuring cost due to an online game's internal restructuring	1,211
Amortization expenses from continuing operations	666	558	332
Amortization expenses from discontinuing operations	477	1,060	1,873
Indefinite-lived intangible assets	11,000	24,536
Accumulated amortization	4,201	6,956
Qianjun Technology [Member]
Acquired intangible assets, net [Line Items]
Disposal group, intangible assets, gross	28,778
Accumulated amortization	3,733
Accumulated impairment loss	13,536
Disposal group, intangible assets, net	$ 11,509
Goodwill [Member]
Acquired intangible assets, net [Line Items]
Termined growth rate	3.00%
Discount rate	19.00%
Risk-fee rate	4.00%